AVAILABLE-FOR-SALE SECURITIES	12 Months Ended
Dec. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
AVAILABLE-FOR-SALE SECURITIES

NOTE 12 – AVAILABLE-FOR-SALE SECURITIES

Stockholders of the Company purchased 100,000 shares of Ring common stock in May 2011 at $2.00 per share and contributed the shares to the Company. The stockholders purchased the Ring shares on behalf of the Company and the capital contribution was recognized at $200,000 based on the $2.00 price per share paid by the stockholders. The Company used 20,000 of the Ring shares as part of the consideration paid to purchase the Fisher I Property in May 2011. The remaining 80,000 Ring shares appreciated to $4.00 per share at December 1, 2011 when they were used as part of the consideration paid to purchase the Fisher II property. As a result, the Company realized a $160,000 gain on the available-for-sale securities.